Estimated Useful Lives of Assets (Details)	12 Months Ended
Dec. 31, 2020
Leasehold interests in land [Member]
Estimated useful lives of assets [Line Items]
Useful life measured as period of time, property, plant and equipment	50 years
Leasehold improvements [member]
Estimated useful lives of assets [Line Items]
Depreciation rate, property, plant and equipment	Shorter of lease term or 3 years
Land improvements, buildings and building improvements [Member] | Bottom of range [member]
Estimated useful lives of assets [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Land improvements, buildings and building improvements [Member] | Top of range [member]
Estimated useful lives of assets [Line Items]
Useful life measured as period of time, property, plant and equipment	50 years
Leased buildings and equipment [member]
Estimated useful lives of assets [Line Items]
Depreciation rate, property, plant and equipment	Lease term
Ships [member]
Estimated useful lives of assets [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years
Furniture, fittings and equipment [Member] | Bottom of range [member]
Estimated useful lives of assets [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Furniture, fittings and equipment [Member] | Top of range [member]
Estimated useful lives of assets [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years
Motor vehicles [member] | Bottom of range [member]
Estimated useful lives of assets [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Motor vehicles [member] | Top of range [member]
Estimated useful lives of assets [Line Items]
Useful life measured as period of time, property, plant and equipment	6 years